Commitments and Contingencies (Details) (USD $)	Dec. 31, 2014
Summary of future contractual obligations
2015	$ 205,000
2016	232,000
2017	227,000
2018	126,000
2019	75,000
Total	865,000
Research and Development [Member]
Summary of future contractual obligations
2015	75,000
2016	75,000
2017	75,000
2018	75,000
2019	75,000
Total	375,000
Property and Other Leases [Member]
Summary of future contractual obligations
2015	130,000
2016	157,000
2017	152,000
2018	51,000
2019
Total	$ 490,000